Average Annual Total Returns - BTS Managed Income Fund	12 Months Ended	60 Months Ended	84 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	1.99%
BTS Managed Income Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before taxes
Average Annual Return, Percent	1.47%	(0.46%)	1.23%
Performance Inception Date	Dec. 31, 2018
BTS Managed Income Fund Class A Shares | Return before taxes without a sales load
Prospectus [Line Items]
Average Annual Return, Percent	5.40%	0.31%	1.98%
BTS Managed Income Fund Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before taxes
Average Annual Return, Percent	4.73%	(0.44%)	1.43%
Performance Inception Date	Dec. 31, 2018
BTS Managed Income Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before taxes
Average Annual Return, Percent	5.68%	0.53%	2.15%
Performance Inception Date	Dec. 31, 2018
BTS Managed Income Fund Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.34%	(0.72%)	1.05%
BTS Managed Income Fund Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.35%	(0.10%)	1.20%
BTS Managed Income Fund Class R Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before taxes
Average Annual Return, Percent	5.15%	0.05%	1.79%
Performance Inception Date	Dec. 31, 2018